Investments - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Cost method investment, impairment loss	¥ 0	¥ 0	¥ 0
Equity securities without readily determinable fair value, upward price adjustment	¥ 1,796,000
Shanghai Bluefin Culture Media Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, impairment loss		1,832,851
Beijing Bazhuayu Culture Media Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, impairment loss		4,637,543
Nanjing Dash Information Technology Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, impairment loss		¥ 6,815,887